Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity
12.	Stockholders’ Equity

The number of authorized, issued and outstanding stock, were as follows:

	September 30, 2022
	Authorized Shares	Issued Shares
Preferred Stock	10,000,000	—
Class A Common Stock	750,000,000	345,794,368
Class B Common Stock	75,000,000	64,000,588
	835,000,000	409,794,956

	December 31, 2021
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

Warrants

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of September 30, 2022 and December 31, 2021 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants (1)	23,375,988	$11.50	July 21, 2026
Private Warrants(2)	276,131	11.50	July 21, 2026
ATW NPA Warrants(3)	28,431,635	0.64	Various through August 10, 2028
Bridge Warrants(4)	42,342,839	0.71	Various through September 23, 2029
Other warrants	1,429,068	4.69	August 5, 2027
Total	95,855,661

(1)	On August 9, 2022, PSAC Sponsor transferred 398,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(2)	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021.

(3)

On September 23, 2022, the Company and Purchasers of the ATW NPA Notes entered into an agreement to place a total of 31,118,718 outstanding warrants related to the Optional Notes and the June 2021 Notes (see Note 9, Notes Payable) into a warrant reserve with an exercise price now set to $0.6427 per warrant (“Warrant Reserve”). Upon the completion of certain milestones and conditions, the Company may elect a forced conversion clause settleable in cash through January 23, 2023 on the warrants, requiring the warrant holders to exercise their warrants on a cash basis in exchange for newly issued shares of the Company’s Class A Common Stock. The aggregate exercise price of the Warrant Reserve is $20,000. The remaining outstanding warrants not in the Warrant Reserve but also issued pursuant to the Optional Notes and the June 2021 Notes totaling 29,158,364 warrants, are agreed to have their exercise price set at $0.50 per warrant. As of the date the unaudited Consolidated Condensed Financial Statements were issued, the Company did not force the conversion of any of the warrants underlying the Warrant Reserve.

The amendment of the warrants issued pursuant to the Optional Notes and the June 2021 Notes, which set the exercise price to $0.50 per warrant, resulted in the recognition of expense of $1,238 in Change in fair value measurements in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2022.

(4)	The Bridge Warrants are recorded in Accrued expenses and other current liabilities in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022. The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at September 30, 2022.

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2021 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	11.50	July 21, 2026
Other warrants	4,544,258	10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheet as of December 31, 2021.

13. Stockholders’ Equity (Deficit)

The number of authorized, issued and outstanding stock, as recast, were as follows:

	December 31, 2021
	Authorized Shares	Shares Issued	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

	December 31, 2020
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock, as recast	10,000,000	—	—	—
Class A Common Stock, as recast	750,000,000	93,099,596	—	93,099,596
Class B Common Stock, as recast	75,000,000	64,000,588	—	64,000,588
	835,000,000	157,100,184	—	157,100,184

Commitment to Issue Class A and Class B Common Stock

Former stockholders and noteholders of Legacy FF are required to submit a signed company share letter of transmittal or converting debt letter of transmittal along with a lock-up agreement to the Company’s transfer agent in order for shares of the Company to be issued in their name in exchange for their shares in, notes from, vendor trust or other supplier agreements with Legacy FF. As of December 31, 2021, the Company’s transfer agent has issued 168,693,323 legally outstanding shares. Until the holder of the right to receive shares of the Company’s Class A Common Stock is issued shares, that holder does not have any of the rights of a stockholder.

Since December 31, 2021 and through the issuance of these Consolidated Financial Statements, the Company issued 68,742,020 shares of Class A Common Stock and 64,000,588 shares of Class B Common Stock related to the commitment to issue shares.

Amendment to the Company’s Certificate of Incorporation

On the Closing Date of the Business Combination, the Company’s shareholders adopted the Company’s Second Amended and Restated Certificate of Incorporation. The amendment set forth the rights, privileges, and preferences of the Company’s Class A Common Stock and Class B Common Stock (collectively “Common Stock”). The amendment authorizes the issuance of 10,000,000 shares of Preferred Stock with such designations, rights and preferences as may be determined from time to time by the Company’s Board of Directors. The Company’s Board of Directors are empowered, without stockholder approval, to issue the Preferred Stock with dividend, liquidation, conversion, voting or other rights which could adversely affect the voting power or other rights of the holders of Common Stock; provided that any issuance of Preferred Stock with more than one vote per share will require the prior approval of the holders of a majority of the outstanding shares of Class B Common Stock.

Voting

The holders of Class A Common Stock and Class B Common Stock are entitled to one vote for each share held of record on all matters to be voted on by stockholders until the occurrence of a Qualifying Equity Market Capitalization, following which holders of Class B Common Stock shall be entitled to ten votes per share and shall continue to be entitled to ten votes per share regardless of whether the Qualifying Equity Market Capitalization shall continue to exist or not thereafter.

A “Qualifying Equity Market Capitalization” is defined as at the end of any 20 consecutive trading days, the Company has a volume weighted average total equity market capitalization of at least $20,000,000 as determined by multiplying the average closing sale price per share of Class A Common Stock on the NASDAQ at the time of determination by the then total number of issued shares of Class A Common Stock, Class B Common Stock and other shares of the Company.

Conversion

Shares of Class B Common Stock have the right to convert into shares of Class A Common Stock at any time at the rate of one share of Class A Common Stock for each share of Class B Common Stock. Class A Common Stock does not have the right to convert into Class B Common Stock.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of the Corporation, after payment or provision for payment of the debts and other liabilities of the Corporation, the holders of the shares of the Common Stock shall be entitled to receive all the remaining assets of the Corporation available for distribution to its stockholders, ratably in proportion to the number of shares of the Common Stock held by them.

Conversion of Related Party Notes Payable and Notes Payable Prior to the Business Combination

On May 13, 2021, related party notes payable with aggregate principal amounts of $90,869 and accrued interest of $43,490 were converted into shares of Legacy FF convertible preferred stock and on July 21, 2021, the convertible preferred stock was converted into a commitment to issue 10,888,580 shares of Class A Common Stock upon the Closing of the Business Combination.

Prior to the Business Combination, the Company converted: (i) related party notes payable with a principal amount of $130,479 and accrued interest of $29,958 into the commitment to issue 11,566,196 shares of Class A Common Stock; and (ii) notes payable with a principal balance of $75,100 and accrued interest of $23,275 into the commitment to issue 7,823,306 shares of Class A Common Stock.

Conversion of Liabilities as Part of the Business Combination

In conjunction with the closing of the Business Combination, the Company paid $139,557 in cash and committed to issue 24,464,994 shares of Class A Common Stock to settle liabilities of the Company and to compensate active and former employees, as further described in Note 3, Business Combination.

Conversion of Class B Preferred Stock

During 2020, 20,779,412 shares of the Legacy FF’s Class B Preferred Stock automatically converted into 20,779,412 shares of the Company’s Class A Common Stock at a conversion rate of one for one. Automatic conversion was triggered due to the transfer of the Class B Preferred Stock to another party under certain permitted circumstances and in accordance with the Company’s certificate of incorporation effective at that time.

Warrants

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2021 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	$11.50	July 21, 2026
Other warrants	4,544,258	$10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.